CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 7,409,639	$ 1,059,566	¥ 7,838,945	¥ 8,201,299
Adjustments to reconcile net income to net cash by operating activities:
Provision for allowance for doubtful accounts	13,825	1,977	44,807	28,114
Changes of inventory write-down	(104,194)	(14,900)	(312,414)	(681,173)
Depreciation of property and equipment	1,526,471	218,282	1,418,492	1,299,384
Amortization of deferred income	(88,901)	(12,713)	(72,415)	(49,301)
Impairment of long-lived assets	0		0	156,241
Amortization of intangible assets	3,777	540	3,778	3,778
Amortization of land use rights	278,600	39,845	270,063	217,323
Deferred tax assets	(76,084)	(10,880)	3,988	(3,247)
Deferred tax liabilities	(76,541)	(10,945)	91,371	118,758
Loss (gain) on disposal of property and equipment and land use rights	6,455	923	(3,776)	5,262
Share based compensation expenses	1,731,063	247,539	1,537,740	1,509,806
Share of income of equity method investees	(293,919)	(42,030)	(166,980)	(80,301)
Impairment loss of other investments	15,450	2,209	61,246	19,105
Investment gain and revaluation of investments	(109,025)	(15,590)	(135,132)	(10,217)
Gain on disposal of equity method investees	(259)	(37)	0	0
Gain on disposal of subsidiaries	(1,861)	(266)
(Gain) loss on disposal of other investments	642	92	(4,417)
Non-cash lease expense	60,467	8,647	76,567	130,447
Changes in operating assets and liabilities:
Accounts receivables	15,018	2,148	(126,178)	(199,852)
Amounts due from related parties	(16,825)	(2,406)	(39,543)	(25,220)
Other receivables and prepayments	(340,829)	(48,738)	(185,599)	12,613
Interest receivables on short-term investments	(27,774)	(3,972)	(19,424)	(6,201)
Inventories	(25,445)	(3,639)	944,727	601,440
Dividends received from equity method investees	131,684	18,831	156,517	102,545
Accounts payable	(2,169,266)	(310,201)	(2,170,812)	2,565,874
Advances from customers	(142,602)	(20,392)	345,303	(47,543)
Accrued expenses and other current liabilities	(216,349)	(30,938)	(356,287)	666,260
Amounts due to related parties	(2,405)	(344)	(2,486)	(40,063)
Deferred income	23,201	3,318	5,780	46,882
Operating lease liabilities	(69,811)	(9,983)	(74,878)	(127,500)
Net cash generated from operating activities	7,454,245	1,065,943	9,128,983	14,414,513
Cash flows from investing activities:
Purchases of property and equipment	(1,985,766)	(283,961)	(2,723,247)	(2,167,178)
Purchases of land use rights	(80,772)	(11,550)	(839,339)	(3,063,559)
Government subsidies received for land use rights	278,516	39,827	412,926	347,070
Proceed from disposal of property and equipment and land use rights	14,835	2,121	20,505	199,013
Purchases of short-term investments	(10,948,688)	(1,565,642)	(4,484,636)	(3,959,000)
Redemption of short-term investments upon maturities	7,028,856	1,005,113	4,608,304	3,565,610
Investments in equity method investees and other investments	(2,482,589)	(355,006)	(374,921)	(282,542)
Proceed from disposal of equity method investments and other investments	2,014	288	14,590
Deposit paid for equity method investments	(60,000)	(8,580)	(250,500)
Cash paid for loan originations	(106,886)	(15,284)	(59,752)	(19,785)
Net inflow (outflow) for disposal of subsidiaries	(11,520)	(1,647)		1,416
Cash received from loan repayments	103,185	14,755	106,336	62,193
Other investing activities	(48,235)	(6,898)	4,184	156,425
Net cash used in investing activities	(8,297,050)	(1,186,464)	(3,565,550)	(5,160,337)
Cash flows from financing activities:
Proceeds from bank and other borrowings	13,151,312	1,880,613	6,399,917	2,093,483
Repayment to bank and other borrowings	(9,677,000)	(1,383,793)	(5,444,814)	(3,355,887)
Borrowing from equity method investees	30,000	4,290	65,000	53,500
Repayment of loans from equity method investees	(30,000)	(4,290)	(108,700)	(14,800)
Repayment of loans from non-controlling interests shareholders	(84,300)	(12,055)	(36,100)	(47,250)
Borrowing from non-controlling interests shareholders	37,800	5,405	97,800	58,550
Repurchase of ordinary shares	(4,940,778)	(706,522)	(3,865,781)	(5,106,944)
Cash paid to non-controlling interests shareholders for deregistration of subsidiaries			(1,275)
Acquisition of non-controlling interests			(512,237)	(73,000)
Dividend distribution to non-controlling interest shareholders	(22,350)	(3,196)	(39,417)	(39,107)
Dividend distribution to shareholders	(1,795,384)	(256,736)	(1,684,721)
Proceeds from issuance of ordinary shares upon exercise of share options	1,341	192	249
Net cash used in financing activities	(1,935,572)	(276,783)	(4,969,579)	(6,146,005)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(52,962)	(7,573)	63,283	85,794
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,831,339)	(404,877)	657,137	3,193,965
Cash, cash equivalents and restricted cash at beginning of the year	26,954,503	3,854,443	26,297,366	23,103,401
Cash, cash equivalents and restricted cash at end of the year	24,123,164	3,449,566	26,954,503	26,297,366
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents	22,990,435		26,352,161	25,414,729
Restricted cash	1,132,729		602,342	882,637
Total cash, cash equivalents and restricted cash at end of the year	24,123,164		26,954,503	26,297,366
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	71,154	10,175	57,681	26,480
Income tax paid	2,443,103	349,359	2,169,488	1,778,785
Supplemental disclosure of non-cash activities:
Capital contribution from non-controlling interests shareholders settled by dividend payable, net of tax of nil, RMB840 and nil in the years ended December 31, 2023, 2024 and 2025, respectively			3,360
Right-of-use assets obtained under operating lease	53,305	7,623	31,231	32,594
Non-controlling Interests Other than VipShop Outlet REIT
Cash flows from financing activities:
Capital contributions from non-controlling interests shareholders	8,000	1,144	¥ 160,500	¥ 285,450
VipShop Outlet REIT
Cash flows from financing activities:
Capital contributions from non-controlling interests shareholders	¥ 1,385,787	$ 198,165